Net finance costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	€ (1,113)	€ (1,038)	€ (818)
Bank loans and overdrafts	(82)	(82)	(44)
Interest on bonds and other loans	(959)	(921)	(673)
Interest on lease liabilities	(77)	(72)	(72)
Net gain/(loss) on transactions for which hedge accounting is not applied	5	37	(29)
Finance income	438	442	281
Pensions and similar obligations	71	110	44
Net finance costs	(604)	(486)	(493)
Unwinding of discount	(3)	(16)
On foreign exchange derivatives
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	(90)	86	123
Exchange difference on underlying items
Disclosure of attribution of expenses by nature to their function [line items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ 95	€ (49)	€ (152)